Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
PENN SERIES SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SMALL CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of a small cap index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable contracts that invest in the Fund also should refer to the variable contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The Fund’s investments in small capitalization companies may include micro-capitalization companies. The Fund is not sponsored, endorsed, sold or promoted by Russell Investments.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

		The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Risk.  Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

Investment Style Risk.  In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole.

Other Investment Company Risk.  When the Fund invests in another investment company, including a business development company or an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Tracking Error Risk.  As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk.  The Fund may not fully replicate its benchmark index and may hold securities not included in the index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may not track the return of the index as well as it would if the Fund purchased all of the securities in the benchmark index.

Concentration Risk.  To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Derivatives Risk.  The Fund’s use of futures is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

		An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap common stocks in the hope of achieving returns similar to that of the Index.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
20.47%	-21.94%
6/30/09	9/30/11

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2012)
PENN SERIES SMALL CAP INDEX FUND | Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.64%	[2]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	205
5 Years	rr_ExpenseExampleNoRedemptionYear05	357
10 Years	rr_ExpenseExampleNoRedemptionYear10	798
2009	rr_AnnualReturn2009	26.15%
2010	rr_AnnualReturn2010	26.20%
2011	rr_AnnualReturn2011	(4.51%)
2012	rr_AnnualReturn2012	15.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
1 Year	rr_AverageAnnualReturnYear01	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2008
PENN SERIES SMALL CAP INDEX FUND | Russell 2000® Index (reflects no deduction for expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2008

[1]	Penn Mutual and the Adviser have contractually agreed under an expense limitation agreement with the Company to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund from exceeding 0.55% of average daily net assets (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, fees and expenses of pooled investment vehicles that are held by the Fund (i.e., "acquired fund fees and expenses" as such term is used in Form N-1A), service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund's business). The Adviser and/or Penn Mutual is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the preceding three fiscal years if on any day or month the estimated annualized fund operating expenses are less than the expense limit. This agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Company's Board of Directors.
[2]	After Fee Waivers